SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Tables)	12 Months Ended
Jan. 31, 2013
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Summary of quarterly results of operations

	2013
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$3,693,446	$11,060,224	$11,814,420	$4,994,855
Expenses	323,554	186,938	190,394	207,322

Net income	$3,369,892	$10,873,286	$11,624,026	$4,787,533

Net income per unit	$0.257	$0.829	$0.886	$0.364

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$3,278,048	$10,333,266	$13,968,405	$6,578,607
Expenses	214,787	200,981	212,068	293,158

Net income	$3,063,261	$10,132,285	$13,756,337	$6,285,449

Net income per unit	$0.233	$0.772	$1.049	$0.479